SUPPLEMENT TO
FIDELITY GROWTH
COMPANY FUND
AND
FIDELITY EMERGING
GROWTH FUND
PROSPECTUS
DATED JANUARY 23, 1995
The following information
replaces similar information
found under the "Waivers"
section beginning on page 32:
   9.  (Growth Company Only) If
you invest as part of a payroll
deduction program through
an employer who also
maintains a
Fidelity-sponsored employee
benefit plan or is a member
of the Fidelity Retail Advisory
Group, provided the
employer enters into a load
waiver agreement which
specifies certain qualifying
restrictions and operating
provisions.






SUPPLEMENT TO
FIDELITY GROWTH
COMPANY FUND
AND
FIDELITY EMERGING
GROWTH FUND
PROSPECTUS
DATED JANUARY 23, 1995
The following information
replaces similar information
found under the "Waivers"
section beginning on page 32:
   9.  (Growth Company Only) If
you invest as part of a payroll
deduction program through
an employer who also
maintains a
Fidelity-sponsored employee
benefit plan or is a member
of the Fidelity Retail Advisory
Group, provided the
employer enters into a load
waiver agreement which
specifies certain qualifying
restrictions and operating
provisions.






   GCF/FEG-95-2 October 23, 1995
GCF/FEG-95-2 October 23, 1995
FIDELITY GROWTH COMPANY FUND
FIDELITY EMERGING GROWTH FUND
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 23, 1995
The following information replaces that found in the section entitled "Additional Purchase and Redemption Information" beginning on page 17.
   10. (Growth Company only) to shares purchased as part of a payroll deduction program (including shares purchased in an amount less than $5,000 by participants in the program within three months of the commencement of their participation in the program from sources other than payroll deduction) through an employer who has entered into a load waiver agreement and who (i) maintains an employee benefit plan that either qualifies for exemption (1) above or is in the CORPORATEplan for Retirement Program and has at least some of its plan assets in Fidelity-managed products, or (ii) is a member of the Fidelity Retail Advisory Group and has more than 500 employees.

GCF/FEGB-95-1     October 23, 1995